Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation allowance deferred tax asset increase decrease Amount	$ 4,560,000
Unrecognized tax benefits period increase decrease	35,000	$ 12,000
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0	$ 0
Sections 382 and 383 [Member]
Cummualtive change In ownership percentage	50.00%
Testing period for cumulative change In ownership	3 days
Research Tax Credit Carryforward [Member]
Tax credit carryforward amount	$ 94,000
Tax credit carry forwards expiration year	2039 years
Domestic Tax Authority [Member]
Net operating loss carryforwards	$ 44,121,000
State and Local Jurisdiction [Member]
Net operating loss carryforwards	44,121,000
Non Expirable [Member] | Domestic Tax Authority [Member]
Net operating loss carryforwards	$ 33,666,000
Expirable [Member]
Operating loss carry forwards expiration start year	2032 years
Operating loss carry forwards expiration end year	2027 years